Long-term Debt - Schedule of Maturities of Long Term Debt (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
March 31, 2016 [Member]
Debt Instrument [Line Items]
Principal payment amount		$ 3,750
June 30, 2016- March 31, 2017 [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 5,625	5,625
June 30, 2017-December 31, 2018 [Member]
Debt Instrument [Line Items]
Principal payment amount	11,250	11,250
Term A Loan Maturity Date [Member]
Debt Instrument [Line Items]
Principal payment amount	$ 168,750	$ 168,750